Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income for the period	$ 72,038	$ 70,613
Other comprehensive income / (loss)
Unrealized gain / (loss) on cash flow hedges, net (Notes 18 and 20)	(3,061)	2,203
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	51	51
Other comprehensive income / (loss) for the period	(3,010)	2,254
Total comprehensive income for the period	$ 69,028	$ 72,867